ING LOGO AMERICAS US Legal Services

J. Neil McMurdie Senior Counsel Tel: 860.580.2824 | Fax: 860.580.4897 Email: neil.mcmurdie@us.ing.com

May 2, 2011

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: ING Encore/Encore Flex Variable Annuity File Nos.: 333-120636 and 811-09002 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Separate Account N, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:
•	The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-
referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 14, 2011.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	ING North America Insurance Corporation